Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 54%, 52% and 41% of all purchases made during 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, approximately $41,000 and $93,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2011, 2010 and 2009 include $23,710, $22,142 and $11,879, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted at arm's-length in the ordinary course of business.

Carrier Enterprise II entered into Transactional Services Agreements ("TSAs") with Carrier, pursuant to which Carrier performs certain business processes on their behalf, including processes involving the use of certain information technologies. The services provided by Carrier pursuant to the TSAs terminate on various dates through April 30, 2012 but may be advanced or extended as agreed upon by the parties. The fees related to these TSAs were $1,139 for the year ended December 31,2011 and are included in selling, general and administrative expenses in our consolidated statements of income. At December 31, 2011, $941 related to these TSAs was payable to Carrier and was included in accrued expenses and other current liabilities in our consolidated balance sheet.

The services previously provided by Carrier pursuant to TSAs with Carrier Enterprise I terminated on various dates throughout 2010. The fees related to these TSAs were $2,177 and $10,808, and are included in selling, general and administrative expenses in our consolidated statements of income for 2010 and 2009, respectively. No amount related to these TSAs was payable to Carrier at December 31, 2010.

A member of our Board of Directors is the Executive Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2011, 2010 and 2009, this firm was paid $59, $63 and $49, respectively, for services performed.